UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
1400 14th Ave. SW
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RAKE, PRESIDENT
1400 14th Ave. SW
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2004

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  100.5%
General Obligations  21.9%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $181,587
Butte Silver Bow MT City & Cnty (AMBAC)  4.75%  07/01/11                         210,000               232,781
Cascade Cnty MT High Sch A Great Falls  2.85%  07/01/05                          225,000               226,973
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               102,297
Flathead Cnty MT Sch Dist No. 6 Columbia Falls  5.65%  07/01/19                   75,000                83,810
Flathead Cnty MT Sch Dist No. 44 (MBIA)  3.00%  07/01/11                         195,000               195,956
Kalispell MT (MBIA)  4.625%  07/01/05                                            130,000               132,721
Misoula MT Ser A (FSA)  3.00%   07/01/09                                         250,000               255,673
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               261,253
MT St Long Range Building Pg - Ser G  5.375%  08/01/11                           250,000               254,738
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               109,039
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               271,738
Ravalli Cnty MT Sch Dist No. 1 Corvallis (FSA)  3.00%  07/01/12                  140,000               139,294
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                82,123
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               113,249
                                                                                                     ---------
                                                                                                     2,643,232
                                                                                                     ---------
Continuing Care Revenue Bonds  0.6%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,845
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,196
                                                                                                     ---------
                                                                                                        69,041
                                                                                                     ---------
Higher Education Revenue Bonds  19.5%
MT St Brd Regents Hgher Ed Rev Rnv of MT (MBIA)  3.75%  11/15/15                 200,000               200,620
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               443,398
MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21           375,000               397,133
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                83,453
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               166,016
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                77,908
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               149,670
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                82,322
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               414,237
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              300,000               336,354
                                                                                                     ---------
                                                                                                     2,351,111
                                                                                                     ---------
Hospital Revenue Bonds  18.9%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               156,161
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               160,370
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               538,440
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               212,848
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               217,128
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               376,457
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20              130,000               133,367
MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16               450,000               481,162
                                                                                                     ---------
                                                                                                     2,275,933
                                                                                                     ---------
Housing Revenue Bonds  16.4%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             100,000               101,615
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 110,000               112,099
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                  90,000                91,740
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 155,000               159,896
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 150,000               154,853
MT St Brd Hsg Sngle Fam Ser B-2  3.05%  12/01/10                                 200,000               197,086
MT St Brd Hsg Sngle Fam Ser B-2  3.40%  12/01/12                                 310,000               309,845
MT St Brd Hsg Sngle Fam Prog Ser C  3.95%  06/01/11                              200,000               204,762
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              400,000               415,496
MT St Brd Hsg Sngle Fam Prog Ser C  3.60%  12/01/11                              230,000               229,080
                                                                                                     ---------
                                                                                                     1,976,472
                                                                                                     ---------
Transportation Revenue Bonds  4.3%
Missoula Cnty MT Arpt Auth Arpt Rec Ser C  3.30%  07/01/10                       250,000               252,345
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               270,780
                                                                                                     ---------
                                                                                                       523,125
                                                                                                     ---------
Water Revenue Bonds 3.8%
Butte Silver Bow MT Wtr Sys Rev  3.40%  11/01/12                                 350,000               356,671
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               104,978
                                                                                                     ---------
                                                                                                       461,649
                                                                                                     ---------
Other Revenue Bonds  15.1%
Great Falls MT Tax Increment (MBIA)  3.00%  08/15/08                             100,000               102,376
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               252,635
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               173,522
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               118,396
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               118,396
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               226,457
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               132,292
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               265,788
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               110,884
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.50%  08/01/17                           275,000               315,719
                                                                                                     ---------
                                                                                                     1,816,465
                                                                                                     ---------

Total Municipal Bonds (cost $11,829,681)                                                            12,117,028

TOTAL MARKET VALUE OF  SECURITIES OWNED  100.5%  (COST $11,829,681)                                 12,117,028

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.5)%                                                (57,949)
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,179,830 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,059,079
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2004

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  97.7%

General Obligations  18.5%
Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                    75,000               $75,895
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                96,688
Bismarck ND Ref & Imp - Ser P  3.50%  05/01/16                                   100,000                96,417
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                63,430
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               203,538
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                53,502
Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                         50,000                52,358
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                73,571
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                54,340
West Fargo ND Ref & Imp  5.00%  05/01/08                                         250,000               259,248
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                54,355
                                                                                                     ---------
                                                                                                     1,083,342
                                                                                                     ---------
Building Authority Revenue Bonds  7.9%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,581
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                54,019
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                53,250
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                95,574
ND St Bldg Auth Lease Rev Ser C (AMBAC)  4.00%  08/15/11                         100,000               104,566
ND St Bldg Auth Lease Rev Ser C  (AMBAC)   4.20%  08/15/13                        100,000              104,195
                                                                                                     ---------
                                                                                                       464,185
                                                                                                     ---------
Education Revenue Bonds  5.2%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                53,893
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        150,000               150,507
West Fargo Pub School District Bldg Auth  4.20%  05/01/17                        100,000                99,135
                                                                                                     ---------
                                                                                                       303,535
                                                                                                     ---------
Higher Education Revenue Bonds  12.5%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                61,358
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  5.00%  04/01/18                250,000               266,118
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (FGIC)  4.00%  04/01/15               150,000               153,938
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,969
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              200,000               224,236
                                                                                                     ---------
                                                                                                       731,619
                                                                                                     ---------
Hospital Revenue Bonds  17.5%
Bismarck ND Hlth Care Facs Rev St. Alexius  (FSA)  4.30%  07/01/08               150,000               157,507
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 325,000               350,038
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                         15,000                15,012
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000               103,044
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                69,726
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               157,016
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                47,162
Grand Forks ND Hlth Care Facs Untd Hosp Obli Group (MBIA)  6.25%  12/01/24        25,000                25,579
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                21,692
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,827
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                25,502
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                26,786
                                                                                                     ---------
                                                                                                     1,020,891
                                                                                                     ---------
Housing Revenue Bonds  11.6%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,476
ND St Hsg Fin Agy Home Mtg Ser B  3.50%   07/01/10                               300,000               301,569
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               154,856
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         10,000                10,116
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,986
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,151
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      70,000                71,329
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                    100,000               102,069
                                                                                                     ---------
                                                                                                       680,552
                                                                                                     ---------
Utility Revenue Bonds  4.0%
Mercer Cnty Poll Ctl Rev Basin Electric Power Coop  (AMBAC)  6.05%  01/01/19      85,000                87,139
Puerto Rico Elec Pwr Auth Rev Ser DD  (FSA)   5.125%  07/01/13                   135,000               146,736
                                                                                                     ---------
                                                                                                       233,875
                                                                                                     ---------
Transportation Revenue Bonds  2.8%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               165,892
                                                                                                     ---------
                                                                                                       165,892
                                                                                                     ---------
Water Revenue Bonds  1.0%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                56,606
                                                                                                     ---------
                                                                                                        56,606
                                                                                                     ---------
Other Revenue Bonds  16.7%
Bismarck ND Lodging & Restaurant Tax Rev  4.00%  12/01/12                        100,000               101,995
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29       185,000               197,476
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                53,553
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/13                   100,000               110,259
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               153,391
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,739
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                52,280
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  3.40%  10/01/15                100,000                94,567
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                17,420
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               170,429
                                                                                                     ---------
                                                                                                       978,109
                                                                                                     ---------

Total Municipal Bonds (cost $5,655,723)                                                              5,718,606

SHORT-TERM INVESTMENTS  0.9%
Franklin Double Tax Free Income Fund                                                                    49,916
                                                                                                     ---------
Total Short Term Investment (cost: $50,000)                                                             49,916
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.6% (COST $5,705,723)                                      5,768,522

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.4%                                                   79,398
                                                                                                    ----------

NET ASSETS APPLICABLE TO 569,695 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,847,920
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2004

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  95.9%
Banks/Financial Services  12.2%
Bank of America                                                  1,400                 $60,662
Citigroup                                                        2,200                  97,064
Merrill Lynch                                                      600                  29,832
Morgan Stanley                                                     600                  29,580
National City                                                    1,000                  38,620
U.S. Bancorp                                                     1,265                  36,559
Washington Mutual                                                1,500                  58,620
                                                                                      --------
                                                                                       350,937
                                                                                      --------
Building Materials  3.5%
Masco Corporation                                                2,900                 100,137
                                                                                      --------
                                                                                       100,137
                                                                                      --------
Computer/Communications Related  4.3%
Hewlett-Packard                                                  3,000                  56,250
International Rectifier                                          2,000                  68,600
                                                                                      --------
                                                                                       124,850
                                                                                      --------
Drug  3.5%
Phizer                                                           3,300                 100,980
                                                                                      --------
                                                                                       100,980
                                                                                      --------
Drug Distribution  9.7%
Amerisource Bergen                                               1,200                  64,452
CVS Corp.                                                        2,700                 113,751
Cardinal Health                                                  1,000                  43,770
Mckesson                                                         2,300                  58,995
                                                                                      --------
                                                                                       280,968
                                                                                      --------

Energy  14.8%
Anadarko Petroleum                                               1,500                  99,540
Apache                                                           2,410                 120,765
ChevronTexaco                                                    2,000                 107,280
ConocoPhillips                                                   1,200                  99,420
                                                                                      --------
                                                                                       427,005
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,500                  56,375
                                                                                      --------
                                                                                        56,375
                                                                                      --------
Food 2.6%
Dean Foods                                                       2,500                  75,050
                                                                                      --------
                                                                                        75,050
                                                                                      --------

Household Products  2.9%
Kimberly-Clark                                                   1,300                  83,967
                                                                                      --------
                                                                                        83,967
                                                                                      --------
Industrial Products  3.1%
Ingersoll-Rand                                                   1,300                  88,361
                                                                                      --------
                                                                                        88,361
                                                                                      --------
Insurance  5.4%
Hartford Financial Services Group                                  800                  49,544
MBIA, Inc.                                                         700                  40,747
Partnerre Ltd.                                                   1,200                  65,628
                                                                                      --------
                                                                                       155,919
                                                                                      --------
Medical Services / Supplies  4.7%
HCA Healthcare                                                   1,000                  38,150
Health Management Associates                                     2,700                  55,161
Triad Hospital                                                   1,200                  41,328
                                                                                      --------
                                                                                       134,639
                                                                                      --------
Metals  4.8%
ALCOA                                                            2,800                  94,052
Rio Tinto Plc ADR                                                  400                  43,460
                                                                                      --------
                                                                                       137,512
                                                                                      --------
Multi-Industry  3.9%
Honeywell                                                        1,600                  57,376
ITT Industries                                                     700                  55,993
                                                                                      --------
                                                                                       113,369
                                                                                      --------
Packaging  3.2%
Sealed Air                                                       2,000                  92,700
                                                                                      --------
                                                                                        92,700
                                                                                      --------
Retail  1.9%
BJ's Wholesale                                                   2,000                  54,680
                                                                                      --------
                                                                                        54,680
                                                                                      --------
Telecommunications  2.2%
Verizon Communications                                           1,600                  63,008
                                                                                      --------
                                                                                        63,008
                                                                                      --------
Transportation  4.2%
Canadian Pacific                                                 1,300                  33,514
Union Pacific                                                    1,500                  87,900
                                                                                      --------
                                                                                       121,414
                                                                                      --------
Utilities  7.0%
American Electric Power                                          1,600                  51,136
Dominion Resources                                               1,400                  91,350
Public Service Enterprise Group                                  1,400                  59,640
                                                                                      --------
                                                                                       202,126
                                                                                      --------

Total Common Stocks (Cost $2,341,025)                                                2,763,997

SHORT-TERM INVESTMENTS 3.9%
Federated Prime Value Obligations #853                                                 114,000
                                                                                    ----------
Total Short-Term Investments (cost: $114,000)                                          114,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  99.8% (COST $2,455,025)                      2,877,997

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.2%                                    5,286
                                                                                    ----------
NET ASSETS APPLICABLE TO 283,986 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,883,283
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2004

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  91.2%
Auto Related  2.7%
Borg Warner                                                      1,000                 $43,290
                                                                                      --------
                                                                                        43,290
                                                                                      --------
Basic Materials  1.9%
Albany International                                             1,000                  29,810
                                                                                      --------
                                                                                        29,810
                                                                                      --------
Cement  2.9%
Lafarge                                                          1,000                  46,890
                                                                                      --------
                                                                                        46,890
                                                                                      --------
Chemical  4.3%
Georgia Gulf Corp.                                                 400                  17,836
RPM                                                              2,900                  51,185
                                                                                      --------
                                                                                        69,021
                                                                                      --------
Computer/Communications Related  2.9%
Actel                                                            1,000                  15,200
International Rectifier                                            900                  30,870
                                                                                      --------
                                                                                        46,070
                                                                                      --------
Construction/Engineering  3.3%
Granite Construction                                             1,200                  28,680
Insituform Technologies                                          1,300                  24,271
                                                                                      --------
                                                                                        52,951
                                                                                      --------
Drug Distribution  1.1%
Par Pharmaceutical Companies                                       500                  17,965
                                                                                      --------
                                                                                        17,965
                                                                                      --------
Electrical Equipment  2.7%
Belden CDT                                                       2,000                  43,600
                                                                                      --------
                                                                                        43,600
                                                                                      --------
Electronics  3.1%
Bel Fuse Cl. B                                                     900                  29,772
Technitrol                                                       1,000                  19,500
                                                                                      --------
                                                                                        49,272
                                                                                      --------
Energy  12.5%
Newfield Exploration                                               800                  48,992
Piedmont Natural Gas                                             1,000                  43,940
Questar                                                          1,300                  59,566
Spinnaker Explorations                                             900                  31,536
XTO Energy                                                         475                  15,428
                                                                                      --------
                                                                                       199,462
                                                                                      --------
Food Processing  0.9%
Performance Food Group                                             600                  14,220
                                                                                      --------
                                                                                        14,220
                                                                                      --------
Food Wholesalers/Retailers  0.9%
SuperValu                                                          500                  13,775
                                                                                      --------
                                                                                        13,775
                                                                                      --------
Household Products  5.2%
Church & Dwight                                                  1,950                  54,717
Libbey                                                           1,500                  28,050
                                                                                      --------
                                                                                        82,767
                                                                                      --------
Industrial Products  6.0%
AO Smith                                                         1,400                  34,090
CLARCOR                                                            200                   9,534
Teleflex                                                         1,200                  51,000
                                                                                      --------
                                                                                        94,624
                                                                                      --------
Insurance  5.3%
Protective Life                                                  1,300                  51,103
Scottish RE Group Ltd                                            1,600                  33,872
                                                                                      --------
                                                                                        84,975
                                                                                      --------
Medical Services/Supplies  10.1%
Conmed                                                           1,300                  34,190
Dentsply International                                             300                  15,582
Mentor                                                             900                  30,312
MIM Corp.                                                        1,500                   8,640
Owens & Minor                                                      900                  22,860
Polymedica                                                       1,100                  33,880
West Pharm. Services                                               800                  16,680
                                                                                      --------
                                                                                       162,144
                                                                                      --------
Packaging  3.0%
Aptar Group                                                      1,100                  48,367
                                                                                      --------
                                                                                        48,367
                                                                                      --------

Real Estate Investment Trusts 0.8%
Mack-Cali Realty                                                   300                  13,290
                                                                                      --------
                                                                                        13,290
                                                                                      --------
Restaurant  5.2%
Applebee's International                                           750                  18,960
CBRL Group                                                       1,300                  46,904
Outback Steakhouse                                                 400                  16,612
                                                                                      --------
                                                                                        82,476
                                                                                      --------
Retail  5.5%
BJ's Wholesale                                                   1,300                  35,542
Claire's Stores                                                  1,400                  35,056
ShopKo Stores                                                    1,000                  17,410
                                                                                      --------
                                                                                        88,008
                                                                                      --------
Toy  4.6%
Jakks Pacific                                                    1,800                  41,400
RC2 Corp.                                                        1,000                  32,900
                                                                                      --------
                                                                                        74,300
                                                                                      --------
Transportation  6.3%
Arkansas Best                                                    1,700                  62,254
Yellow Roadway                                                     798                  37,418
                                                                                      --------
                                                                                        99,672
                                                                                      --------

Total Common Stocks (Cost $1,138,651)                                                1,456,949

SHORT-TERM INVESTMENTS  8.8%
Federated Prime Value Obligations Fund #853                                             68,000
Federated Treasury Cash Reserves #125                                                   74,000
                                                                                    ----------
Total Short-Term Investments (Cost $142,000)                                           142,000

TOTAL MARKET VALUE OF SECURITIES OWNED 100.0% COST ($1,280,651)                      1,598,949

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.0%                                     (545)
                                                                                    ----------

NET ASSETS APPLICABLE TO 119,609 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $1,598,404
                                                                                    ==========

Item 2. Controls and Procedures

(a) 	Based on an evaluation of the disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the
 President and Treasurer of Viking Mutual Funds have concluded that such disclosure controls and procedures are effective as of November 10, 2004.

(b)	There was no change in the internal controls over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Viking Mutual Funds that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits

	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.
Date: November 11, 2004



/s/ Shannon D. Radke
--------------------------------
Shannon D. Radke
President


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 11, 2004



/s/ Shannon D. Radke
-------------------------------
Shannon D. Radke
President/Treasurer


Date: November 11, 2004


/s/ Douglas P. Miller
-------------------------------
Douglas P. Miller
Vice President/Secretary